Summary of significant accounting policies - PPE, Leases (Details)	12 Months Ended
Dec. 31, 2020
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	40 years
Transportation equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	5 years
Transportation equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	8 years
Technical equipment and machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	3 years
Technical equipment and machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	10 years
Furniture and office equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	5 years
Furniture and office equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	15 years
Right Of Use Assets, Offices And Warehouses [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	2 years
Right Of Use Assets, Offices And Warehouses [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	10 years
Right Of Use Assets, Vehicles And Other Equipment [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	2 years
Right Of Use Assets, Vehicles And Other Equipment [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life in years	6 years